Shareholders' equity	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Shareholders' equity
30. Shareholders’ equity

	As at March 31, 2021 (in Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2022 (in Million)	As at March 31, 2022 ( ₹ Million)	As at March 31, 2022 (US dollars in million)
Authorised Share Capital:
Opening and closing balance (equity shares of ₹ 1 each with voting rights) a	44,020	44,020	44,020	44,020	580
Authorised preference share capital:
Opening and closing balance (preference shares of ₹ 10 each)	3,010	30,100	3,010	30,100	397
Issued, subscribed and paid up
Equity shares of ₹ 1 each with voting right a,b,c,d	3,718	3,718	3,718	3,718	49

a)	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.
b)
This includes 160,903,244 equity shares in the form of 40,225,811 American Depository Shares (ADS) as at March 31, 2021. The American Depository Shares (ADS) of the Company have been delisted from NYSE effective close of trading on NYSE on November 8, 2021. Refer Group overview section for detailed note.

c)
Includes 308,232 equity shares as at March 31, 2021 and 305,832 equity shares as at March 31, 2022 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.

d)	Includes 12,193,159 equity shares as at March 31, 2021 and 8,693,406 equity shares as at March 31, 2022 held by Vedanta Limited ESOS Trust.
Securities premium
Securities premium is created to record amounts received in excess of the par value of shares in separate account as required by the Indian Companies Act. The securities premium account may be applied by the Company towards the issue of unissued shares of the Company to the members of the Company as fully paid bonus shares, writing off the preliminary expenses of the Company, writing off the expenses of, or the commission paid or discount allowed on any issue of shares or debentures of the Company, providing for the premium payable on the redemption of any redeemable preference shares or of any debentures of the Company; or for the purchase of its own shares or other securities.
Retained earnings includes amongst others, general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve.
General reserve
Under the erstwhile Indian Companies Act, 1956, a general reserve was created through an annual transfer of net income at a specified percentage in accordance with applicable regulations. The purpose of these transfers was to ensure that if a dividend distribution in a given year is more than 10.0% of the paid-up
capital of the Company for that year, then the total dividend distribution is less than the total distributable results for that year. Consequent to introduction of the
Companies Act
,
2013, the requirement to mandatory transfer a specified percentage of the net profit to general reserve has been withdrawn. The balance in general reserves, as determined in accordance with applicable regulations, was
₹
 160,950 million ($ 2,121
million) as at March 31, 2021 and March 31, 2022.
The Board of Directors of the Company, basis the recommendations of the Audit & Risk Management Committee and Committee of Independent Directors of the Company, at its meeting held on October 29, 2021 approved the Scheme of Arrangement (“Scheme”) between the Company and its shareholders under Section 230 and other applicable provisions of the Companies Act, 2013. The Scheme inter alia provides for capital reorganization of the Company, whereby it is proposed to transfer amounts standing to the credit of the General Reserves to the Retained Earnings of the Company with effect from the Appointed Date. The Scheme is subject to receipt of regulatory approvals/ clearances from the Hon’ble National Company Law Tribunal, Mumbai Bench, Securities and Exchange Board of India (through BSE Limited and National Stock Exchange of India Limited), BSE Limited and National Stock Exchange of India Limited (collectively referred to as “Stock Exchanges”) and such other approvals/ clearances as may be applicable.
Pursuant to the Scheme, the Company will possess greater flexibility to undertake capital related decisions and reflect a more efficient balance sheet.

Debenture redemption reserve
As per the earlier provision under the Indian Companies Act
 2013
, companies that issue debentures were required to create debenture redemption reserve from annual profits until such debentures are redeemed. Companies were
required to maintain 25%
as a reserve of outstanding redeemable debentures. The amounts credited to the debenture redemption reserve may not be utilized except to redeem debentures. The MCA, vide its Notification dated August 16, 2019, had amended the Companies (Share Capital and Debenture) Rules, 2014, wherein the requirement of creation of Debenture Redemption Reserve has been exempted for certain class of companies, hence, in view of the same, the Company is not required to create Debenture Redemption Reserve. Retained earnings include
₹
 5,835 million and
₹
 Nil ($ Nil)
of debenture redemption reserve as at March 31, 2021 and March 31, 2022 respectively.
Preference share redemption reserve
The Indian Companies Act
2013
provides that companies that issue preference shares may redeem those shares from profits of the Company which otherwise would be available for dividends, or from proceeds of a new issue of shares made for the purpose of redemption of the preference shares. If there is a premium payable on redemption, the premium must be provided, either by reducing the additional paid in capital (securities premium account) or out of profits, before the shares are redeemed.
If profits are used to redeem preference shares, the value of the nominal amount of shares redeemed should be transferred from profits (retained earnings) to the preference share redemption reserve account. This amount should then be utilised for the purpose of redemption of redeemable preference shares. This reserve can be used to issue fully paid-up bonus shares to the shareholders of the Company. Retained earnings include
s
₹
 30,869 million ($ 407 million) of preference share redemption reserve as at March 31, 2021 and March 31, 2022.
Capital reserve
The balance in capital reserve as at March 31, 2021 and March 31, 2022 is
₹
 182,697 million and
₹
 183,680 million ($ 2,421 million)
,
respectively. The balance in capital reserve has mainly arisen pursuant to extinguishment of non-controlling
interests of erstwhile Cairn India Limited and acquisition of ASI. Further, changes in capital reserve are due to recognition/derecognition of put option liability and non-controlling
interests pertaining to ASI.